Document and Entity Information	Feb. 27, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001720671
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	HashiCorp, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41121
Entity Tax Identification Number	32-0410665
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	301-3250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000015 per share
Trading Symbol	HCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false